Commitments and Contingencies (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Accounts payable and accrued expenses	$ 800,219	$ 730,309	$ 277,556